AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 91.6%
Affiliated Mutual Funds — 8.3%
AST High Yield Portfolio*	290,714	$3,450,776
AST Large-Cap Core Portfolio*	119,062	3,498,040
PGIM Select Real Estate Fund (Class R6)	234,204	3,494,320

Total Affiliated Mutual Funds (cost $8,624,376)(wd)		10,443,136
Common Stocks — 19.6%
Aerospace & Defense — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	40,344	66,308
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	2,447	116,935
DSV A/S (Denmark)	3,067	591,016
		707,951
Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	429	11,844
Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	127,500	57,732
Volkswagen AG (Germany)	38	9,395
		67,127
Banks — 1.8%
Agricultural Bank of China Ltd. (China) (Class H Stock)	189,000	72,340
Akbank TAS (Turkey)	114,130	57,150
Banco do Brasil SA (Brazil)	27,700	201,304
Bank Hapoalim BM (Israel)	6,749	66,794
Bank Leumi Le-Israel BM (Israel)	5,982	64,761
Bank of China Ltd. (China) (Class H Stock)	167,000	66,918
Bank of Communications Co. Ltd. (China) (Class H Stock)	126,000	90,183
Bank of Montreal (Canada)	700	82,372
Bank of Nova Scotia (The) (Canada)	2,300	164,844
Barclays PLC (United Kingdom)	26,257	51,012
Canadian Imperial Bank of Commerce (Canada)	1,300	157,801
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	242,000	122,304
China Construction Bank Corp. (China) (Class H Stock)	95,000	71,043
China Everbright Bank Co. Ltd. (China) (Class H Stock)	44,000	16,609
DBS Group Holdings Ltd. (Singapore)	2,500	65,640
Hana Financial Group, Inc. (South Korea)	1,778	71,197
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	112,000	68,533
Industrial Bank of Korea (South Korea)	2,262	20,156
Mizrahi Tefahot Bank Ltd. (Israel)	1,705	66,894
National Bank of Canada (Canada)	1,100	84,320
NatWest Group PLC (United Kingdom)	20,691	58,319
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,700	69,898
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Royal Bank of Canada (Canada)	1,300	$143,128
Standard Chartered PLC (United Kingdom)	5,994	39,761
Toronto-Dominion Bank (The) (Canada)	2,200	174,553
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	6,245	3,747
United Overseas Bank Ltd. (Singapore)	3,352	78,640
Woori Financial Group, Inc. (South Korea)	5,453	68,673
		2,298,894
Beverages — 0.1%
Coca-Cola HBC AG (Italy)*	1,944	40,579
Diageo PLC (United Kingdom)	1,334	67,539
		108,118
Building Products — 0.0%
Geberit AG (Switzerland)	96	59,066
Capital Markets — 0.8%
Credit Suisse Group AG (Switzerland)	6,913	54,714
Hargreaves Lansdown PLC (United Kingdom)	1,872	24,748
Korea Investment Holdings Co. Ltd. (South Korea)	1,154	74,548
Meritz Securities Co. Ltd. (South Korea)	31,938	171,633
Mirae Asset Securities Co. Ltd. (South Korea)	25,116	176,504
NH Investment & Securities Co. Ltd. (South Korea)	13,657	127,847
Nomura Holdings, Inc. (Japan)	10,600	44,322
Partners Group Holding AG (Switzerland)	47	58,279
Samsung Securities Co. Ltd. (South Korea)	4,287	147,465
Singapore Exchange Ltd. (Singapore)	9,300	68,095
UBS Group AG (Switzerland)	3,500	68,355
		1,016,510
Chemicals — 0.1%
Croda International PLC (United Kingdom)	605	62,669
PhosAgro PJSC (Russia), GDR^	3,570	—
Yara International ASA (Brazil)	1,289	64,410
		127,079
Communications Equipment — 0.0%
Accton Technology Corp. (Taiwan)	6,000	46,283
Construction Materials — 0.0%
James Hardie Industries PLC, CDI	1,693	50,930
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS	15,300	77,994
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	18,787
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
Investor AB (Sweden) (Class A Stock)	594	$13,866
Meritz Financial Group, Inc. (South Korea)	2,207	73,884
Mitsubishi HC Capital, Inc. (Japan)	700	3,246
ORIX Corp. (Japan)	2,700	53,643
		163,426
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG (Germany)	810	15,169
Hellenic Telecommunications Organization SA (Greece)	27,162	491,460
Nippon Telegraph & Telephone Corp. (Japan)	3,400	98,794
Proximus SADP (Belgium)	316	5,884
		611,307
Electric Utilities — 0.5%
Centrais Eletricas Brasileiras SA (Brazil)	400	3,191
Endesa SA (Spain)	1,710	37,241
Enel SpA (Italy)	6,749	45,075
Energisa SA (Brazil), UTS	24,300	249,224
Equatorial Energia SA (Brazil)	14,900	85,468
Fortum OYJ (Finland)	3,438	62,250
Iberdrola SA (Spain)	5,080	55,498
Red Electrica Corp. SA (Spain)	3,341	68,721
		606,668
Electronic Equipment, Instruments & Components — 0.4%
AU Optronics Corp. (Taiwan)	101,000	68,770
Foxconn Technology Co. Ltd. (Taiwan)	19,000	41,443
Hon Hai Precision Industry Co. Ltd. (Taiwan)	16,000	58,946
Innolux Corp. (Taiwan)	157,000	91,604
Synnex Technology International Corp. (Taiwan)	36,000	94,051
WPG Holdings Ltd. (Taiwan)	49,000	95,684
Zhen Ding Technology Holding Ltd. (Taiwan)	18,000	67,166
		517,664
Entertainment — 0.3%
Capcom Co. Ltd. (Japan)	2,700	65,440
CD Projekt SA (Poland)	5,382	221,959
Nintendo Co. Ltd. (Japan)	100	50,347
		337,746
Equity Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France)	53	4,216
Gecina SA (France)	46	5,800
		10,016
Food & Staples Retailing — 1.2%
Alimentation Couche-Tard, Inc. (Canada)	200	9,010
BIM Birlesik Magazalar A/S (Turkey)	8,941	51,545
Cencosud SA (Chile)	41,944	82,630
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Empire Co. Ltd. (Canada) (Class A Stock)	4,600	$163,152
George Weston Ltd. (Canada)	1,700	209,347
Jeronimo Martins SGPS SA (Portugal)	11,400	273,499
Koninklijke Ahold Delhaize NV (Netherlands)	4,573	146,781
Loblaw Cos. Ltd. (Canada)	6,200	556,346
Metro, Inc. (Canada)	1,300	74,829
		1,567,139
Food Products — 0.1%
Indofood Sukses Makmur Tbk PT (Indonesia)	32,500	13,467
JBS SA	19,500	153,549
		167,016
Gas Utilities — 0.1%
Enagas SA (Spain)	2,969	65,935
Naturgy Energy Group SA (Spain)	2,383	71,244
		137,179
Health Care Equipment & Supplies — 0.3%
Coloplast A/S (Denmark) (Class B Stock)	397	60,371
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,002	50,473
Hartalega Holdings Bhd (Malaysia)	40,600	46,820
Hoya Corp. (Japan)	400	45,158
Sri Trang Gloves Thailand PCL (Thailand)(a)	76,800	58,303
Top Glove Corp. Bhd (Malaysia)	131,800	60,363
		321,488
Hotels, Restaurants & Leisure — 0.1%
OPAP SA (Greece)	4,446	64,718
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	8,742	59,731
Berkeley Group Holdings PLC (United Kingdom)*	1,702	83,511
Persimmon PLC (United Kingdom)	4,416	124,174
Taylor Wimpey PLC (United Kingdom)	31,850	54,305
		321,721
Independent Power & Renewable Electricity Producers — 0.1%
Engie Brasil Energia SA (Brazil)	9,400	85,114
Industrial Conglomerates — 0.4%
CITIC Ltd. (China)	38,000	42,021
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	62,261
DCC PLC (United Kingdom)	65	5,071
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	60,323
KOC Holding A/S (Turkey)	37,873	102,080

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	164,965	$171,078
		442,834
Insurance — 0.8%
Ageas SA/NV (Belgium)	1,260	63,547
Assicurazioni Generali SpA (Italy)	3,280	74,783
DB Insurance Co. Ltd. (South Korea)	1,221	70,220
Fairfax Financial Holdings Ltd. (Canada)	300	163,668
Great-West Lifeco, Inc. (Canada)	2,000	58,937
iA Financial Corp., Inc. (Canada)	1,100	66,881
Intact Financial Corp. (Canada)	400	59,103
Japan Post Insurance Co. Ltd. (Japan)	1,300	22,577
Manulife Financial Corp. (Canada)	3,300	70,374
NN Group NV (Netherlands)	2,642	133,677
Phoenix Group Holdings PLC (United Kingdom)	7,524	60,556
Poste Italiane SpA (Italy), 144A	5,115	57,893
Power Corp. of Canada (Canada)	1,900	58,817
Sun Life Financial, Inc. (Canada)	1,200	67,000
		1,028,033
IT Services — 1.4%
Fujitsu Ltd. (Japan)	500	74,867
HCL Technologies Ltd. (India)	24,318	371,540
Infosys Ltd. (India)	2,827	70,932
Itochu Techno-Solutions Corp. (Japan)	2,100	53,827
Larsen & Toubro Infotech Ltd. (India), 144A	769	62,260
Mindtree Ltd. (India)	82	4,658
Mphasis Ltd. (India)	3,237	143,642
NEC Corp. (Japan)	1,400	58,788
Nomura Research Institute Ltd. (Japan)	1,700	55,655
NTT Data Corp. (Japan)	3,200	62,860
Obic Co. Ltd. (Japan)	200	30,005
Otsuka Corp. (Japan)	1,400	49,623
SCSK Corp. (Japan)	3,300	56,496
Tata Consultancy Services Ltd. (India)	2,607	128,287
Tech Mahindra Ltd. (India)	24,767	489,043
TIS, Inc. (Japan)	1,700	39,825
Wipro Ltd. (India)	8,850	68,866
		1,821,174
Life Sciences Tools & Services — 0.1%
Divi’s Laboratories Ltd. (India)	1,041	60,436
Sartorius Stedim Biotech (France)	117	48,014
		108,450
Machinery — 0.0%
Atlas Copco AB (Sweden) (Class B Stock)	456	20,554
Schindler Holding AG (Switzerland)	15	3,193
		23,747
	Shares	Value

Common Stocks (continued)
Marine — 0.6%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	$11,824
AP Moller - Maersk A/S (Denmark) (Class B Stock)	176	531,823
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	16,000	74,901
Wan Hai Lines Ltd. (Taiwan)	8,600	47,417
Yang Ming Marine Transport Corp. (Taiwan)*	9,000	38,979
		704,944
Media — 0.2%
CyberAgent, Inc. (Japan)	3,800	47,137
Cyfrowy Polsat SA (Poland)	9,143	60,465
Publicis Groupe SA (France)	988	59,926
Vivendi SE (France)	10,961	142,862
		310,390
Metals & Mining — 1.5%
Alrosa PJSC (Russia)^	43,840	—
Anglo American PLC (South Africa)	1,240	65,103
ArcelorMittal SA (Luxembourg)	2,003	64,244
BHP Group Ltd. (Australia)	4,668	178,741
BlueScope Steel Ltd. (Australia)	4,235	65,364
Cia Siderurgica Nacional SA (Brazil)	14,000	76,336
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	24,336	53,752
Fortescue Metals Group Ltd. (Australia)	12,810	195,275
Glencore PLC (Australia)*	9,680	63,247
Kumba Iron Ore Ltd. (South Africa)	1,841	81,949
MMC Norilsk Nickel PJSC (Russia)^	888	—
Novolipetsk Steel PJSC (Russia)^	159,030	—
Polyus PJSC (Russia)^	414	—
Rio Tinto Ltd. (Australia)	1,610	143,150
Rio Tinto PLC (Australia)	1,999	158,800
Severstal PAO (Russia)^	27,985	—
South32 Ltd. (Australia)	24,370	90,989
Vale SA (Brazil)	32,785	657,759
		1,894,709
Multiline Retail — 0.0%
Next PLC (United Kingdom)	684	54,059
Oil, Gas & Consumable Fuels — 0.7%
Adaro Energy Indonesia Tbk PT (Indonesia)	423,900	79,436
ENEOS Holdings, Inc. (Japan)	21,100	79,149
Equinor ASA (Norway)	1,841	68,495
Inpex Corp. (Japan)	7,300	86,003
LUKOIL PJSC (Russia)^	546	—
OMV AG (Austria)	3,249	154,954
Petroleo Brasileiro SA (Brazil)	27,300	202,583
Shell PLC (Netherlands)	3,289	90,362
TotalEnergies SE (France)	1,195	60,369
United Tractors Tbk PT (Indonesia)	33,300	59,205
		880,556

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	4,800	$55,702
Pharmaceuticals — 0.7%
Aurobindo Pharma Ltd. (India)	728	6,400
Bayer AG (Germany)	210	14,341
Cipla Ltd. (India)	4,911	65,928
Dr. Reddy’s Laboratories Ltd. (India)	1,123	63,506
Ipsen SA (France)	777	97,204
Novartis AG (Switzerland)	756	66,250
Novo Nordisk A/S (Denmark) (Class B Stock)	3,172	352,170
Orion OYJ (Finland) (Class B Stock)	1,540	69,892
Richter Gedeon Nyrt (Hungary)	2,790	58,928
Roche Holding AG (Switzerland)	183	72,413
Sun Pharmaceutical Industries Ltd. (India)	5,594	67,416
		934,448
Professional Services — 0.9%
Randstad NV (Netherlands)	8,120	487,120
RELX PLC (United Kingdom)	2,140	67,160
Wolters Kluwer NV (Netherlands)	5,611	596,801
		1,151,081
Real Estate Management & Development — 0.7%
Aldar Properties PJSC (United Arab Emirates)	58,840	78,912
China Overseas Land & Investment Ltd. (China)	19,000	56,485
CK Asset Holdings Ltd. (Hong Kong)	9,000	61,505
Emaar Properties PJSC (United Arab Emirates)	51,057	83,133
Hang Lung Properties Ltd. (Hong Kong)	15,000	30,297
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	28,645
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	13,202
Hopson Development Holdings Ltd. (China)	21,000	39,776
Land & Houses PCL (Thailand)	246,600	70,294
New World Development Co. Ltd. (Hong Kong)	5,000	20,274
Sino Land Co. Ltd. (Hong Kong)	52,000	67,106
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	23,729
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	127,893
Swire Properties Ltd. (Hong Kong)	8,400	20,798
Wharf Holdings Ltd. (The) (China)	13,000	39,563
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	14,000	69,257
Yuexiu Property Co. Ltd. (China)	30,400	30,096
		860,965
Semiconductors & Semiconductor Equipment — 0.8%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	60,551
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Disco Corp. (Japan)	100	$27,887
Globalwafers Co. Ltd. (Taiwan)	2,000	46,563
MediaTek, Inc. (Taiwan)	2,000	62,894
Nanya Technology Corp. (Taiwan)	18,000	43,240
Novatek Microelectronics Corp. (Taiwan)	13,000	191,897
Realtek Semiconductor Corp. (Taiwan)	7,000	104,440
SK Hynix, Inc. (South Korea)	566	54,558
SK Square Co. Ltd. (South Korea)*	2,965	137,564
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,000	123,627
Tokyo Electron Ltd. (Japan)	100	51,383
United Microelectronics Corp. (Taiwan)	27,000	50,145
Vanguard International Semiconductor Corp. (Taiwan)	11,000	47,387
Win Semiconductors Corp. (Taiwan)	5,000	46,085
		1,048,221
Software — 0.2%
Nemetschek SE (Germany)	1,789	173,079
Oracle Corp. (Japan)	800	55,603
Trend Micro, Inc. (Japan)	1,200	70,282
		298,964
Specialty Retail — 0.3%
Industria de Diseno Textil SA (Spain)	2,576	55,937
Kingfisher PLC (United Kingdom)	100,725	337,366
		393,303
Technology Hardware, Storage & Peripherals — 0.7%
Acer, Inc. (Taiwan)	72,000	75,015
Advantech Co. Ltd. (Taiwan)	4,798	61,442
Asustek Computer, Inc. (Taiwan)	14,000	182,158
Catcher Technology Co. Ltd. (Taiwan)	12,000	60,426
Compal Electronics, Inc. (Taiwan)	110,000	102,726
Inventec Corp. (Taiwan)	75,000	64,399
Lite-On Technology Corp. (Taiwan)	24,000	56,720
Micro-Star International Co. Ltd. (Taiwan)	13,000	58,499
Pegatron Corp. (Taiwan)	27,000	68,054
Quanta Computer, Inc. (Taiwan)	20,000	61,437
Wistron Corp. (Taiwan)	65,000	67,432
		858,308
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	8,728	190,397
Pou Chen Corp. (Taiwan)	57,000	62,535
Swatch Group AG (The) (Switzerland)	211	59,451
		312,383
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	9,105	382,182
Imperial Brands PLC (United Kingdom)	7,504	158,593
Swedish Match AB (Sweden)	8,158	61,298
		602,073

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors — 0.3%
Bunzl PLC (United Kingdom)	1,484	$57,923
Ferguson PLC	416	56,169
ITOCHU Corp. (Japan)	1,900	64,304
Marubeni Corp. (Japan)	5,800	67,204
Mitsubishi Corp. (Japan)	2,100	78,785
Sumitomo Corp. (Japan)	4,500	77,767
		402,152
Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	14,900	147,653
Wireless Telecommunication Services — 0.7%
Globe Telecom, Inc. (Philippines)	1,035	50,732
KDDI Corp. (Japan)	4,900	160,677
PLDT, Inc. (Philippines)	725	25,889
SoftBank Corp. (Japan)	27,000	316,020
SoftBank Group Corp. (Japan)	7,400	332,733
Turkcell Iletisim Hizmetleri A/S (Turkey)	36,464	56,056
		942,107

Total Common Stocks (cost $24,212,715)		24,825,562
Exchange-Traded Funds — 62.9%
Financial Select Sector SPDR Fund	7,800	298,896
Invesco DB Base Metals Fund*	32,500	839,800
Invesco QQQ Trust Series 1	12,260	4,444,740
Invesco S&P 500 Equal Weight Energy ETF	6,000	404,100
iShares 10-20 Year Treasury Bond ETF	800	107,688
iShares 1-3 Year Treasury Bond ETF	18,400	1,533,640
iShares 20+ Year Treasury Bond ETF	3,600	475,488
iShares 3-7 Year Treasury Bond ETF	14,270	1,741,653
iShares 7-10 Year Treasury Bond ETF	3,750	403,013
iShares Core S&P 500 ETF	64,900	29,444,481
iShares Core U.S. Aggregate Bond ETF	298,100	31,926,510
iShares MSCI EAFE ETF	33,800	2,487,680
iShares Russell 2000 ETF	20,600	4,228,562
Materials Select Sector SPDR Fund	2,300	202,745
SPDR S&P Biotech ETF*	3,100	278,628
Technology Select Sector SPDR Fund	4,600	731,078

Total Exchange-Traded Funds (cost $78,591,597)		79,548,702
Preferred Stocks — 0.8%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	43	3,053
Chemicals — 0.1%
Braskem SA (Brazil) (PRFC A)	14,900	138,483
Electric Utilities — 0.5%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	35,300	279,150
	Shares	Value

Preferred Stocks (continued)
Electric Utilities (cont’d.)
Cia Energetica de Minas Gerais (Brazil) (PRFC)	96,069	$305,900
		585,050
Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	13,400	86,461
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	16,200	113,579
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	930	48,108

Total Preferred Stocks (cost $825,454)		974,734

Total Long-Term Investments (cost $112,254,142)		115,792,134
Short-Term Investments — 9.5%
Affiliated Mutual Funds — 9.2%
PGIM Core Ultra Short Bond Fund(wd)	11,611,716	11,611,716
PGIM Institutional Money Market Fund (cost $12,542; includes $12,541 of cash collateral for securities on loan)(b)(wd)	12,553	12,542

Total Affiliated Mutual Funds (cost $11,624,258)		11,624,258

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
0.395%	06/16/22	320	319,716
(cost $319,733)

Total Short-Term Investments (cost $11,943,991)				11,943,974

TOTAL INVESTMENTS—101.1% (cost $124,198,133)				127,736,108

Liabilities in excess of other assets(z) — (1.1)%				(1,333,008)

Net Assets — 100.0%				$126,403,100

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,868; cash collateral of $12,541 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	Mini MSCI EAFE Index	Jun. 2022	$214,440	$4,011
1	Mini MSCI Emerging Markets Index	Jun. 2022	56,275	3,753
13	S&P 500 E-Mini Index	Jun. 2022	2,944,988	219,674
				$227,438
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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